Fair Value of Financial Instruments (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Navios Azimuth [Member]
Impairment loss	$ 9,104
Fair value of assets	$ 30,000
Three Vessels [Member]
Impairment loss		$ 59,108
Fair value of assets		38,054
Two Chartered In Vessels [Member]
Impairment loss		1,361
Fair value of assets		$ 10,018